Collection Period Ended  31-Jan-2014

Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
22,540,144.02
0.033672
0.00
1.000000
22,540,144.02
Interest & Principal
Payment
0.00
0.00
22,566,866.74
134,708.33
$22,701,575.07
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No.
31
Collection Period (from... to)
1-Jan-2014
31-Jan-2014
Determination Date
13-Feb-2014
Record Date
14-Feb-2014
Distribution Date
18-Feb-2014
Interest Period of the Class A-1 and A-2 Notes (from... to)
15-Jan-2014
18-Feb-2014          Actual/360 Days
34
Interest Period of the Class A-3 and A-4 Notes (from... to)
15-Jan-2014
15-Feb-2014
30/360 Days
30
1-m Libor
0.160000%
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
469,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
451,000,000.00
37,726,192.06
15,186,048.04
49.978146
Class A-4 Notes
132,500,000.00
132,500,000.00
132,500,000.00
0.000000
Total Note Balance
1,547,500,000.00
170,226,192.06
147,686,048.04
Overcollateralization
90,968,899.86
108,958,181.84
108,958,181.84
Adjusted Pool Balance
1,638,468,899.86
279,184,373.90
256,644,229.88
Yield Supplement Overcollateralization Amount
53,171,320.50
8,306,141.85
7,646,188.25
Pool Balance
1,691,640,220.36
287,490,515.75
264,290,418.13
Amount
Percentage
Initial Overcollateralization Amount
90,968,899.86
5.55%
Target Overcollateralization Amount
108,958,181.84
6.65%
Current Overcollateralization Amount
108,958,181.84
6.65%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.216670%
0.00
0.000000
0.000000
Class A-2 Notes
0.270000%
0.00
0.000000
0.000000
Class A-3 Notes
0.850000%
26,722.72
0.059252
50.037399
Class A-4 Notes
1.220000%
134,708.33
1.016667
1.016667
Total
$161,431.05

Available Funds
Distributions
Principal Collections
23,010,946.27
(1) Total Servicing Fee
239,575.43
Interest Collections
908,449.04
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
2,160.08
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
89,433.98
(3) Interest Distributable Amount Class A Notes
161,431.05
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
0.00
(6) Regular Principal Distributable Amount
22,540,144.02
Available Collections
24,010,989.37
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
24,010,989.37
(9) Excess Collections to Certificateholders
1,069,838.87
Total Distribution
24,010,989.37
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
239,575.43
239,575.43
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
161,431.05
161,431.05
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
26,722.72
26,722.72
0.00
thereof on Class A-4 Notes
134,708.33
134,708.33
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
22,540,144.02
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
161,431.05
161,431.05
0.00
0.00
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
22,540,144.02
Aggregate Principal Distributable Amount
22,540,144.02
22,540,144.02

Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
4,096,172.25
Reserve Fund Amount - Beginning Balance
4,096,172.25
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
0.00
minus Net Investment Earnings
0.00
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
4,096,172.25
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
0.00
Net Investment Earnings on the Collection Account
0.00
Investment Earnings for the Collection Period
0.00
Notice to Investors

62,088
24,402
Principal Collections
14,604,313.90
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,691,640,220.36
Principal Collections attributable to Full Pay-offs
8,406,632.37
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
287,490,515.75
189,151.35
Pool Balance end of Collection Period
264,290,418.13
23,182
Pool Factor
15.62%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
3.62%
3.62%
Weighted Average Number of Remaining Payments
45.89
22.87
Percentage
Current
261,331,647.66
22,982
98.88%
Weighted Average Seasoning (months)
13.28
41.93
Delinquency Profile *
Amount
31-60 Days Delinquent
1,982,501.90
139
0.75%
61-90 Days Delinquent
742,325.83
44
0.28%
953.66
91-120 Days Delinquent
233,942.74
17
0.09%
Total
264,290,418.13
23,182
100.00%
Principal Net Losses
100,098.68
Cumulative Principal Net Losses
3,591,195.10
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
189,151.35
Principal Net Liquidation Proceeds
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.212%
Principal Recoveries
88,099.01